SEI INSTITUTIONAL MANAGED TRUST

Long/Short Alternative Fund
(the "Fund")

Supplement dated February 25, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated February 13, 2015

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Notification of Ticker Symbol

The ticker symbol for the Class Y Shares of the Fund is SLSFX.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-930 (2/15)

SEI INSTITUTIONAL MANAGED TRUST

Long/Short Alternative Fund
(the "Fund")

Supplement dated February 25, 2015
to the Statement of Additional Information (the "SAI") dated February 13, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Notification of Ticker Symbol

The ticker symbol for the Class Y Shares of the Fund is SLSFX.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-931 (2/15)